Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cost or Amortized Cost
Due in one year or less	$ 2.5
Due after one year through five years	11.8
Due after five years through ten years	7.4
Due after ten years	2.0
Total, single maturity	23.7
Cost or Amortized Cost	30.1	$ 38.4
Fair Value
Due in one year or less	2.5
Due after one year through five years	12.2
Due after five years through ten years	8.6
Due after ten years	3.0
Total, single maturity	26.3
Total	32.8	42.6
Residential mortgage-backed
Cost or Amortized Cost
Mortgage-backed	4.4
Cost or Amortized Cost	4.4	1.1
Fair Value
Mortgage-backed	4.5
Total	4.4	1.2
Commercial mortgage-backed
Cost or Amortized Cost
Mortgage-backed	2.0
Cost or Amortized Cost	2.0	0.7
Fair Value
Mortgage-backed	2.0
Total	$ 2.0	$ 0.7